Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended								6 Months Ended
		Jun. 30, 2024		Mar. 31, 2024		Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ 16,982	[1]	$ (5,566)	[1]	$ (47,039)	[1]	$ 40,700	[1]	$ 11,416	$ (16,574)	[1]	$ (6,339)
Reallocate reserve to retained earnings upon disposal of LTIs		35,768				945				35,768			(45)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(76,570)		(71,004)		(5,560)		(47,250)		(71,004)	(54,430)		(47,250)
Unrealized gain (loss) on LTIs	[2]	16,982		(5,566)		(47,039)		40,700			(16,574)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(31,578)				(1,831)		990
Long-term investment revaluation reserve at end of period		(91,166)		(76,570)		(54,430)		(5,560)		(91,166)	(71,004)		(54,430)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(73,569)		(68,099)		5,018		(40,626)		(68,099)	(49,896)		(40,626)
Unrealized gain (loss) on LTIs	[2]	18,309		(5,470)		(53,083)		44,654			(18,203)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(35,768)				(1,831)		990
Long-term investment revaluation reserve at end of period		(91,028)		(73,569)		(49,896)		5,018		(91,028)	(68,099)		(49,896)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(3,001)		(2,905)		(10,578)		(6,624)		(2,905)	(4,534)		(6,624)
Unrealized gain (loss) on LTIs	[2]	(1,327)		(96)		6,044		(3,954)			1,629
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	4,190				0		0
Long-term investment revaluation reserve at end of period		$ (138)		$ (3,001)		$ (4,534)		$ (10,578)		$ (138)	$ (2,905)		$ (4,534)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.